Organization and Nature of Operations (Details)	12 Months Ended
	Sep. 30, 2020 USD ($) $ / shares shares	Oct. 09, 2020 $ / shares shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2019 $ / shares shares	Aug. 28, 2019	Aug. 22, 2019	Sep. 30, 2009
Organization and Nature of Operations (Details) [Line Items]
Ordinary stock, shares authorized (in Shares) | shares	250,000,000		250,000,000	250,000,000
Ordinary stock, par value (in Dollars per share) | $ / shares	$ 0.0002			$ 0.0002
Ordinary stock, shares issued (in Shares) | shares	10,000,000		10,000,000	10,000,000
Interest rate	20.00%		20.00%				22.50%
Description of sales transaction	The total sales from international customers decreased from $17.9 million for the 2019 fiscal year to $11.9 million for the fiscal year 2020 representing a 34% reduction. However, domestic demand remained stable because of the recovery initiative within China. Total revenue decreased by approximately $6.4 million for the fiscal year 2020 comparing to the fiscal year 2019.
Huadi International Group Co., Ltd [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary stock, shares authorized (in Shares) | shares		250,000,000
Ordinary stock, par value (in Dollars per share) | $ / shares		$ 0.0002
Capital paid amount	$ 0
Yongqiang Maituo Limited [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares, percentage	16.64%		16.64%
Yongqiang Donghai Limited [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares, percentage	83.36%		83.36%
Yongqiang Tuoxing Limited [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary stock, shares authorized (in Shares) | shares	50,000		50,000
Ordinary stock, par value (in Dollars per share) | $ / shares	$ 1.00
Cash paid in capital (in Dollars)	$ 0
Hong Kong Beach Limited (“HK Beach”) [Member]
Organization and Nature of Operations (Details) [Line Items]
Cash paid in capital (in Dollars)	0
Wenzhou Hongshun Stainless Steel Ltd [Member]
Organization and Nature of Operations (Details) [Line Items]
Capital paid amount	10,000,000
Cash paid in capital (in Dollars)	$ 0
Interest rate	99.00%		99.00%		5.00%	94.00%
Huadi Steel Group Limited. (“Huadi Steel”) [Member]
Organization and Nature of Operations (Details) [Line Items]
Capital paid amount | ¥			¥ 168,800,000
Interest rate	99.00%		99.00%
Di Wang [Member]
Organization and Nature of Operations (Details) [Line Items]
Interest rate	1.00%		1.00%